Revenue	12 Months Ended
Dec. 31, 2021
Revenue.
Revenue

6.Revenue

The Group’s revenue accrues from providing telecommunication support services. The Group provides infrastructure sharing and leasing known as colocation (which includes colocation rental revenue and colocation services) and to a limited extent, managed services.

	2021	2020	2019
	$’000	$'000	$'000

Lease component	1,233,816	1,026,103	889,909
Services component	345,914	377,046	341,147
	1,579,730	1,403,149	1,231,056

The following table shows unsatisfied performance obligations which represents the services component of future minimum receipts expected from customer under non-cancellable agreements in effect at December 31, as follows:

	2021	2020	2019
	$’000	$'000	$'000

Within one year	351,071	343,209	290,645
1-2 years	309,861	331,608	263,298
2-3 years	255,791	291,891	250,167
3-4 years	211,615	258,129	218,380
4-5 years	190,018	214,223	196,753
After 5 years	858,912	879,294	894,086
	2,177,268	2,318,354	2,113,329

The Group leases space on its towers under leases over periods ranging between 5 and 20 years.

The lease component of future minimum receipts expected from tenants under non-cancellable agreements in effect at December 31, were as follows:

	2021	2020	2019
	$’000	$'000	$'000

Within one year	1,284,692	1,011,501	791,654
1-2 years	1,177,665	981,778	704,054
2-3 years	1,083,942	880,316	678,734
3-4 years	847,224	801,452	572,273
4-5 years	749,839	625,352	520,933
After 5 years	2,703,888	2,594,074	2,108,418
	7,847,250	6,894,473	5,376,066

Certain customer contracts allow for the cancellation of a proportion of sites during the contract term without payment of termination penalties. The minimum service and lease revenue in the tables above assumes that each customer will fully utilize this churn available to them under the contract. Where rentals are denominated in US Dollar, which is not the functional currency of the subsidiary, they have been included in the above table at the exchange rate at the end of the reporting period.